Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified				3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2012 Fresenius SE [Member]	Mar. 31, 2012 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 98,386	$ 91,899
Accounts receivable facility	5,277	6,902
Other financial liabilities	118,361		126,814
Related Party Transaction [Line Items]
Related Party Transaction Rate				2.606%	1.335%
Short-term borrowings and other financial liabilities	103,663	98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	$ 14,698	$ 28,013